Loans (Aging Of Recorded Investment In Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 37,517		$ 49,393
Past due nonaccrual loans and loans past due 90 days or more and accruing	94,663		209,546
Total loans past due	132,180		258,939
Total current	4,199,603		4,491,251
Total recorded investment	4,331,783		4,750,190
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	3,106		2,247
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,308		15,622
Total loans past due	14,414		17,869
Total current	732,504		722,919
Total recorded investment	746,918	[1]	740,788	[1]
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			2,406
Past due nonaccrual loans and loans past due 90 days or more and accruing	19,235		65,130
Total loans past due	19,235		67,536
Total current	12,399		104,080
Total recorded investment	31,634	[1]	171,616	[1]
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	99		141
Past due nonaccrual loans and loans past due 90 days or more and accruing	7,839		19,687
Total loans past due	7,938		19,828
Total current	148,509		176,487
Total recorded investment	156,447		196,315
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	76		479
Past due nonaccrual loans and loans past due 90 days or more and accruing			148
Total loans past due	76		627
Total current	20,027		25,794
Total recorded investment	20,103		26,421
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	421		235
Past due nonaccrual loans and loans past due 90 days or more and accruing	8		399
Total loans past due	429		634
Total current	9,483		12,547
Total recorded investment	9,912		13,181
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,545		3,281
Past due nonaccrual loans and loans past due 90 days or more and accruing	10,097		26,845
Total loans past due	11,642		30,126
Total current	385,287		436,180
Total recorded investment	396,929		466,306
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	15,879		17,460
Past due nonaccrual loans and loans past due 90 days or more and accruing	20,614		24,422
Total loans past due	36,493		41,882
Total current	918,787		867,555
Total recorded investment	955,280		909,437
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,015		1,396
Past due nonaccrual loans and loans past due 90 days or more and accruing	436		667
Total loans past due	1,451		2,063
Total current	227,173		259,414
Total recorded investment	228,624		261,477
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,549		1,018
Past due nonaccrual loans and loans past due 90 days or more and accruing	1,136		892
Total loans past due	2,685		1,910
Total current	48,905		58,540
Total recorded investment	51,590		60,450
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	2,632		9,521
Past due nonaccrual loans and loans past due 90 days or more and accruing	21,798		53,269
Total loans past due	24,430		62,790
Total current	1,088,379		1,168,630
Total recorded investment	1,112,809	[1]	1,231,420	[1]
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,195		11,204
Past due nonaccrual loans and loans past due 90 days or more and accruing	2,192		2,465
Total loans past due	13,387		13,669
Total current	606,048		656,447
Total recorded investment	619,435		670,116
Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days			5
Total loans past due			5
Total current	2,102		2,658
Total recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.